INCOME TAXES - Disclosure of detailed information about effective income tax recovery (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income taxes paid (refund) [abstract]
Statutory tax rate	27.00%	27.00%
Loss before taxes	$ 3,338,299	$ 4,994,178
Income tax recovery calculated at statutory rate	901,341	1,348,428
Non-deductible expenditures	(297,619)	(422,495)
Flow-through premium	0	205,072
Amounts expensed for tax purposes only	226,277	218,046
Unrecognized tax benefit	(829,999)	(1,349,051)
INCOME TAX	$ 0	$ 0